Trade Payables (Details) - Schedule of Trade Payables - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Trade Payables [Abstract]
Trade payables due to related parties	$ 2,716,238
Trade payables – Others	4,038,790	$ 571,773
Employee related payables	47,752	369,389
Total trade payables	$ 6,802,780	$ 941,162